Schedule of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 14, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense at statutory rate						$ (24,895)	$ 1,801
Non-deductible transaction costs						3,907	608
Foreign tax rate differentials						723	(4,245)
State taxes, net of federal benefit						(1,916)	(2,880)
Adjustment of uncertain tax positions and interest							(1,253)
Permanent differences						1,354	2,849
Valuation allowance						1,445	316
Other						(99)	924
Income tax expense (benefit)		$ 6,178	$ 3,309	$ 6,753	$ 6,212	$ (19,481)	$ (1,880)
Predecessor
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense at statutory rate	$ (13,757)							$ 4,738
Non-deductible transaction costs	1,467							101
Foreign tax rate differentials	(455)							(1,609)
State taxes, net of federal benefit	(2,461)							468
Permanent differences	16							315
Other	(431)							182
Income tax expense (benefit)	$ (15,621)							$ 4,195